Securities - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Available-for-sale securities transferred to held-to-maturity			$ 13,800	$ 501	$ 0
Debt securities, available-for-sale, allowance for credit loss	$ 10	$ 11	10	11
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	$ 75	$ 44
U.S. Treasury Securities And Agency Commercial MBS
Debt Securities, Available-for-sale [Line Items]
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, amortized cost			13,400
Available-for-sale securities transferred to held-to-maturity			$ 13,800
Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Available-for-sale [Line Items]
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, amortized cost				448
Available-for-sale securities transferred to held-to-maturity				$ 501